ALLOWANCE FOR EXPECTED CREDIT LOSSES - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expected Credit Loss [Line Items]
Percentage increase (decrease) in UK unemployment rate (in percent)	1.00%
10pp increase in HPI
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ (225)	£ (112)
10pp decrease in HPI
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	370	162
1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	192	107
1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(178)	(95)
Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 3,389	£ 3,539
Upside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	8.20%	6.50%
Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 4,083	£ 3,812
Base case | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	10.50%	6.60%
Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 5,434	£ 4,366
Downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	14.20%	7.70%
Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 15,854	£ 5,668
Severe downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	55.10%	11.60%
UK mortgages | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 26	£ 23
UK mortgages | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(21)	(18)
UK mortgages | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 469	£ 636
UK mortgages | Upside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	8.50%	6.60%
UK mortgages | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 734	£ 722
UK mortgages | Base case | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	11.30%	6.80%
UK mortgages | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 1,344	£ 973
UK mortgages | Downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	12.70%	7.90%
UK mortgages | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 7,848	£ 1,448
UK mortgages | Severe downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	59.90%	10.10%
Credit cards | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 41	£ 20
Credit cards | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(41)	(20)
Credit cards | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 563	£ 434
Credit cards | Upside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	16.20%	11.90%
Credit cards | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 719	£ 500
Credit cards | Base case | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	20.80%	13.70%
Credit cards | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 842	£ 583
Credit cards | Downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	24.00%	16.40%
Credit cards | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 1,320	£ 707
Credit cards | Severe downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	37.70%	20.00%
Other Retail | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 25	£ 12
Other Retail | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(25)	(12)
Other Retail | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 886	£ 754
Other Retail | Upside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	9.10%	9.30%
Other Retail | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 984	£ 808
Other Retail | Base case | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	10.70%	9.60%
Other Retail | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 1,059	£ 867
Other Retail | Downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	12.10%	10.50%
Other Retail | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 1,449	£ 972
Other Retail | Severe downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	21.70%	13.00%
Commercial Banking £m | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 100	£ 52
Commercial Banking £m | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(91)	(45)
Commercial Banking £m | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 1,425	£ 1,290
Commercial Banking £m | Upside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	6.10%	7.50%
Commercial Banking £m | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 1,600	£ 1,357
Commercial Banking £m | Base case | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	6.90%	7.70%
Commercial Banking £m | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 2,142	£ 1,518
Commercial Banking £m | Downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	17.20%	9.30%
Commercial Banking £m | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 5,190	£ 2,116
Commercial Banking £m | Severe downside | Stage 2 £m
Schedule of Expected Credit Loss [Line Items]
Percentage of financial assets (in percent)	49.90%	20.10%
Other | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 46	£ 425
Other | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	46	425
Other | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	47	425
Other | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 47	£ 425